Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	Forward Funds
Central Index Key	0000889188
Amendment Flag	false
Document Creation Date	Aug 1, 2012
Document Effective Date	Aug 1, 2012
Prospectus Date	May 1, 2012

FORWARD FUNDS

Supplement dated August 1, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Emerging Markets Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on July 31, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Pictet Asset Management Limited (“Pictet Ltd”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective September 1, 2012, the section titled “Principal Investment Strategies” on page 21 of the No-Load Prospectus and page 20 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to equity securities of emerging markets companies. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

****

Changes to Principal Risks

Effective September 1, 2012, the following principal risks shall be added to the section titled “Principal Risks” on pages 21 through 22 of the No-Load Prospectus and page 21 of the Load Prospectus:

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

****

Effective September 1, 2012, the following paragraph is added following the first paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus:

On September 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

****

Accordingly, effective September 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 21 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.51%	0.51%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.03%	1.63%
Fee Waiver and/or Expense Reimbursement(2)	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.81%	1.41%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$184	$144
3 Years	$615	$493
5 Years	$1,072	$865
10 Years	$2,338	$1,912

****

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 20 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class C	Class M
Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.75%	N/A
Shareholder Services Fees	0.25%	0.00%
Other Expenses(2)	0.51%	0.51%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.63%	1.63%
Fee Waiver and/or Expense Reimbursement(3)	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.41%	1.41%

(1)	Restated to reflect current fees.

(2)	Other Expenses for Class C shares are based on estimated amounts for the current year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.39%, and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Class M
1 Year	$344	$144
3 Years	$796	$493
5 Years	$1,375	$865
10 Years	$2,943	$1,912

You would pay the following expenses if you did not redeem your shares:

	Class C	Class M
1 Year	$244	$144
3 Years	$796	$493
5 Years	$1,375	$865
10 Years	$2,943	$1,912

****

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	ff2_SupplementTextBlock

FORWARD FUNDS

Supplement dated August 1, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Emerging Markets Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on July 31, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Pictet Asset Management Limited (“Pictet Ltd”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective September 1, 2012, the section titled “Principal Investment Strategies” on page 21 of the No-Load Prospectus and page 20 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to equity securities of emerging markets companies. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

****

Changes to Principal Risks

Effective September 1, 2012, the following principal risks shall be added to the section titled “Principal Risks” on pages 21 through 22 of the No-Load Prospectus and page 21 of the Load Prospectus:

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

****

Effective September 1, 2012, the following paragraph is added following the first paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus:

On September 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

****

Accordingly, effective September 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 21 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.51%	0.51%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.03%	1.63%
Fee Waiver and/or Expense Reimbursement(2)	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.81%	1.41%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$184	$144
3 Years	$615	$493
5 Years	$1,072	$865
10 Years	$2,338	$1,912

****

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 20 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class C	Class M
Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.75%	N/A
Shareholder Services Fees	0.25%	0.00%
Other Expenses(2)	0.51%	0.51%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.63%	1.63%
Fee Waiver and/or Expense Reimbursement(3)	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.41%	1.41%

(1)	Restated to reflect current fees.

(2)	Other Expenses for Class C shares are based on estimated amounts for the current year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.39%, and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Class M
1 Year	$344	$144
3 Years	$796	$493
5 Years	$1,375	$865
10 Years	$2,943	$1,912

You would pay the following expenses if you did not redeem your shares:

	Class C	Class M
1 Year	$244	$144
3 Years	$796	$493
5 Years	$1,375	$865
10 Years	$2,943	$1,912

****

No Load | Forward Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff2_SupplementTextBlock

FORWARD FUNDS

Supplement dated August 1, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Emerging Markets Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on July 31, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Pictet Asset Management Limited (“Pictet Ltd”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective September 1, 2012, the section titled “Principal Investment Strategies” on page 21 of the No-Load Prospectus and page 20 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to equity securities of emerging markets companies. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

****

Changes to Principal Risks

Effective September 1, 2012, the following principal risks shall be added to the section titled “Principal Risks” on pages 21 through 22 of the No-Load Prospectus and page 21 of the Load Prospectus:

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

****

Effective September 1, 2012, the following paragraph is added following the first paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus:

On September 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

****

Accordingly, effective September 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 21 of the No-Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Investor Class	Institutional Class
Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.15%	0.00%
Other Expenses	0.51%	0.51%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.03%	1.63%
Fee Waiver and/or Expense Reimbursement(2)	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.81%	1.41%

(1)	Restated to reflect current fees.

(2)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013, in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Investor Class and Institutional Class shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.79% and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	Investor Class	Institutional Class
1 Year	$184	$144
3 Years	$615	$493
5 Years	$1,072	$865
10 Years	$2,338	$1,912

****

Load | Forward Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff2_SupplementTextBlock

FORWARD FUNDS

Supplement dated August 1, 2012

to the

Forward Funds Investor Class and Institutional Class Prospectus (the “No-Load Prospectus”) and Forward Funds Class A, Class B, Class C and Class M Prospectus (the “Load Prospectus”)

each dated May 1, 2012, as supplemented

The following information applies to the Forward Emerging Markets Fund (the “Fund”) only:

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on July 31, 2012, the Trustees, including all of the Trustees who are not “interested persons” of the Trust (as that term is defined in the Investment Company Act of 1940, as amended), approved, on behalf of the Fund: (i) changes to the principal investment strategies and principal risks of the Fund; (ii) the termination of the Investment Sub-Advisory Agreement among Forward Management, LLC, the investment advisor (“Forward Management”), the Trust and Pictet Asset Management Limited (“Pictet Ltd”); (iii) changes to the advisory arrangement of the Fund; and (iv) a reduction in the management fee and expense limits for the Fund.

Changes to Principal Investment Strategies

Effective September 1, 2012, the section titled “Principal Investment Strategies” on page 21 of the No-Load Prospectus and page 20 of the Load Prospectus shall be replaced in its entirety to read as follows:

Principal Investment Strategies

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in the equity securities of emerging market companies. The Fund normally invests in not fewer than eight emerging market countries. An issuer of a security generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the issuer is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the issuer’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the issuer has at least 50% of its assets in the country. The Fund may invest in securities of any market capitalization.

Forward Management, LLC (“Forward Management” or the “Advisor”) selects investments based on their fundamental quality, dividend yield, dividend growth potential, valuation and anticipated price appreciation. The Advisor typically employs a proprietary statistical measurement of relative dividend yield to identify attractive investment opportunities. The Advisor draws on both internal and external resources to assess country factors, industry dynamics, business franchise/management strategy, financial analysis and valuation. The Fund invests a substantial amount of its assets in foreign securities which are denominated in foreign currencies. The Advisor generally chooses not to hedge the Fund’s currency exposure.

In order to reduce transaction costs, the Advisor will purchase futures and ETFs to manage the Fund’s cash holdings by gaining exposure to equity securities of emerging markets companies. The Advisor may purchase high grade short term fixed income securities to serve as collateral for futures purchased.

****

Changes to Principal Risks

Effective September 1, 2012, the following principal risks shall be added to the section titled “Principal Risks” on pages 21 through 22 of the No-Load Prospectus and page 21 of the Load Prospectus:

Depositary Receipts: Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities. In addition, there is risk involved in investing in unsponsored depositary receipts, as there may be less information available about the underlying issuer than there is about an issuer of sponsored depositary receipts and the prices of unsponsored depositary receipts may be more volatile than those of sponsored depositary receipts.

Overseas Exchanges: The Fund may engage in transactions on a number of overseas stock exchanges, which may pose increased risk to the Fund and result in delays in obtaining accurate information on the value of securities. In addition, the Fund may engage in transactions in the stock markets of emerging market countries, which in general have stock markets that are less liquid, smaller and less regulated than many of the developed country stock markets.

****

Effective September 1, 2012, the following paragraph is added following the first paragraph under the heading “Performance Information” in the Fund’s “Fund Summary” section in the No-Load Prospectus and Load Prospectus:

On September 1, 2012, Forward Management assumed all responsibilities for selecting the Fund’s investments and incorporated new principal investment strategies for the Fund as discussed above under “Principal Investment Strategies.” Performance figures shown below for periods before September 1, 2012 represent performance of the prior sub-advisor to the Fund under the previous investment strategies for the Fund.

****

Accordingly, effective September 1, 2012, the following changes are made:

The “Annual Fund Operating Expenses” table and the “Examples” table for the Fund on page 20 of the Load Prospectus are replaced to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

	Class C	Class M
Management Fee	1.10%	1.10%
Distribution (12b-1) Fees	0.75%	N/A
Shareholder Services Fees	0.25%	0.00%
Other Expenses(2)	0.51%	0.51%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	2.63%	1.63%
Fee Waiver and/or Expense Reimbursement(3)	–0.22%	–0.22%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.41%	1.41%

(1)	Restated to reflect current fees.

(2)	Other Expenses for Class C shares are based on estimated amounts for the current year.

(3)	The Fund’s investment advisor is contractually obligated to waive a portion of its fees and reimburse other expenses until April 30, 2013 in amounts necessary to limit the Fund’s operating expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired funds fees and expenses, and extraordinary expenses) for Class C and Class M shares to an annual rate (as a percentage of the Fund’s average daily net assets) of 2.39%, and 1.39%, respectively. This expense limitation arrangement may not be terminated by the Fund’s investment advisor prior to such date under any circumstances.

Examples

These Examples are intended to help you compare the costs of investing in Class C or Class M shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s total annual operating expenses remain the same, and that the contractual fee waiver/reimbursement is in place for the first year. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	Class C	Class M
1 Year	$344	$144
3 Years	$796	$493
5 Years	$1,375	$865
10 Years	$2,943	$1,912

You would pay the following expenses if you did not redeem your shares:

	Class C	Class M
1 Year	$244	$144
3 Years	$796	$493
5 Years	$1,375	$865
10 Years	$2,943	$1,912

****

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 1, 2012